Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,223,665
Proposed Maximum Offering Price per Unit	4.4650
Maximum Aggregate Offering Price	$ 50,113,664.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,920.70
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, or the Securities Act, there is also being registered hereby such indeterminate number of additional shares of common stock, par value $0.0001 per share, of the registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on June 10, 2026, which date is a date within five business days of the filing of this registration statement.

Consists of (i) 3,655,917 shares of common stock issuable upon the exercise of pre-funded warrants, (ii) 3,655,917 shares of common stock issuable upon the exercise of series G warrants, (iii) 3,655,917 shares of common stock issuable upon the exercise of series H warrants and (iv) 255,915 shares of common stock issuable upon the exercise of placement agent warrants.